Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
22.	RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2024:

Name of related parties	Relationship with the Company
Tu Jingyi (“Mr. Tu”)*	Shareholder of the Company
Guardforce AI Technology Limited*	Holding Company
Guardforce AI Service Limited*	Holding Company
Shenzhen Intelligent Guardforce Robot Technology Co., Limited*	Controlled by Mr. Tu
Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries*	Controlled by Mr. Tu
Nanjing Zhongzhi Yonghao Robot Co., Ltd.*	Mr. Tu is the majority shareholder of its ultimate holding company
Nanchang Zongkun Intelligent Technology Co., Ltd.*	Mr. Tu is the majority shareholder of its ultimate holding company
Sichuan Qiantu Guardforce Robot Technology Co., Ltd.*	Mr. Tu is the majority shareholder of its ultimate holding company
Shanghai Nanshao Fire Engineering and Equipment Co., Ltd.*	Mr. Tu is the majority shareholder of its ultimate holding company
CSF Mingda Technology Co., Ltd*	Mr. Tu is the majority shareholder of its ultimate holding company
Shenzhen Zhongzhi Yonghao Robot Co., Ltd.*	Mr. Tu is the majority shareholder of its ultimate holding company
Shenzhen Qianban Technology Co., Ltd.*	Mr. Tu is the majority shareholder of its ultimate holding company
Guardforce Security Service (Shanghai) Co., Ltd.*	Mr. Tu is the majority shareholder of its ultimate holding company
Shenzhen Guardforce Qiyun Technology Co., Ltd.*	Mr. Tu is the majority shareholder of its ultimate holding company
Shanghai Yongan Security Alarm System Co., Ltd.*	Mr. Tu is the majority shareholder of its ultimate holding company
Guardforce Limited*	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Guardforce Holdings (HK) Limited*	Controlled by Mr. Tu’s father
Guardforce TH Group Company Limited*	Mr. Tu’s father is the majority shareholder
Guardforce Security (Thailand) Company Limited*	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Guardforce Aviation Security Company Limited*	Mr. Tu’s father is the majority shareholder of its ultimate holding company
Perfekt Technology & System Co., Ltd.*	Mr. Tu’s father is the majority shareholder of its ultimate holding company
InnoAI Technology (Shenzhen) Co., Ltd.**	Controlled by Jia Lin, President of the Company

*	Since June 30, 2024, these companies are no longer considered to be the related parties.

**

On May 13, 2024, the Company entered into a Share Transfer Agreement(“InnoAI Agreement”) to acquire 100% of the equity interests in InnoAI. Pursuant to the InnoAI Agreement, InnoAI became a wholly owned subsidiary of the Company.

The principal related party balances as of December 31, 2024 and 2023 and transactions for the years ended December 31, 2024, 2023 and 2022 are as follows:

Amounts due from related parties:

		As of December 31,
		2024	2023
Guardforce TH Group Company Limited	(b)	$-	$1,804
Shareholders’ of Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries	(a,c)	-	2,160,000
CSF Mingda Technology Co., Ltd	(b)	-	10,834
		$-	$2,172,638

(a)

On May 24, 2022, the Company entered into a securities purchase agreement with Shenzhen Kewei Robot Technology Co., Limited (“Shenzhen Kewei”) to acquire 100% of the equity interests in seven Kewei Group companies from Shenzhen Kewei. The acquisition purchase price of $21,600,000 were paid in a mix of cash (10%) and restricted ordinary shares of the Company (90%) at $2.00 per share. During the year ended December 31, 2022, the Company fully paid the purchase considerations. Cash amount of $2,160,000 was paid and 9,720,000 restricted ordinary shares of the Company were issued. After the 2023 share consolidation, the 9,720,000 shares issued became 243,000 shares. The restricted ordinary shares issued were valued at $0.50 per share, as a result of the 2023 share consolidation, the value became $20 per share, based on the market share price at the issuance date, the equity portion of the deposit paid for business acquisitions was $4,860,000.

On September 13, 2022, the Company terminated the securities purchase agreement, the cash paid to Shenzhen Kewei was agreed to be refunded and the shares issued to Shenzhen Kewei were agreed to be returned within 90 days of the signing of the termination agreement. On February 13, 2023, after the 2023 share consolidation, 243,000 restricted ordinary shares amounting to $4,860,000 were returned to and cancelled by the Company.

(b)	Amounts due from these related parties represent business advances for operational purposes. On May 25, 2023 and December 27, 2023, the Company, Mr. Tu and these related parties agreed to offset certain receivable and payable balances. Since June 30, 2024, these companies are no longer considered to be the related parties.

(c)	For the year ended December 31, 2024, the Company and these related parties agreed to offset all the receivable balances according to the settlement agreement dated March 22, 2024 with Mr. Tu. Since June 30, 2024, these companies are no longer considered to be the related parties.

Amounts due to related parties:

		As of December 31,
		2024	2023
Tu Jingyi	(a,d)	$-	$152,725
Guardforce Holdings (HK) Limited	(a,d)	-	43,337
Guardforce Security (Thailand) Company Limited	(c)	-	74,429
Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries	(b,d)	-	2,528,916
Shenzhen Zhongzhi Yonghao Robot Co., Ltd.	(b,d)	-	63,718
Guardforce Security Service (Shanghai) Co., Ltd.	(b,d)	-	35,225
Guardforce Aviation Security Company Limited	(c)	-	156
		$-	$2,898,506

(a)	Amounts due to Tu Jingyi (“Mr. Tu”) and Guardforce Holdings (HK) Limited as of December 31, 2023 represents accrued interest on loans. Pursuant to a settlement agreement with Mr. Tu dated March 22, 2024, the Company had fully paid off these balances in cash on May 3, 2024.
(b)	Amounts due to these related parties were settled upon offsetting the amount due from shareholders’ of Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries pursuant to a settlement agreement with Mr. Tu dated March 22, 2024.

(c)	Amounts due to Guardforce Security (Thailand) Company Limited and Guardforce Aviation Security Company Limited represent business advances for operational purposes. Since June 30, 2024, these companies are no longer considered to be the related parties.

(d)	During the year ended December 31, 2024, the Company and these related parties agreed to offset all the payable balances according to the settlement agreement dated March 22, 2024 with Mr. Tu. Since June 30, 2024, these companies are no longer considered to be the related parties.

Short-term borrowing from related parties:

		As of December 31,
		2024	2023
Guardforce Holdings (HK) Limited	(a)	$-	$1,666,846
Tu Jingyi	(b)	-	1,437,303
		$-	$3,104,149

(a)	On April 17, 2020, the Company borrowed $2,735,000 from Guardforce Holdings (HK) Limited. As of December 31, 2022, the outstanding balance of this loan was $2,735,000. The loan is unsecured and bears an interest rate at 2%. The loan was due on April 16, 2023 and was verbally agreed to extend with the same terms and conditions until this loan is scheduled to be settled in late 2023. For the years ended December 31, 2024, 2023 and 2022, interest expense on this loan was $40,458, $27,350 and $54,700, respectively. This loan is classified as short-term borrowing from a related party. Pursuant to the repayment plan provided by Mr. Tu on March 1, 2023, Mr. Tu agreed to waive the Company’s repayment of the borrowings from Guardforce Holdings (HK) Limited and borrowings from Mr. Tu if Mr. Tu is unable to settle the amount due from his controlled entities in full as of December 31, 2023. In execution of the repayment plan, on May 25, 2023, the Company and Mr. Tu made an arrangement to legally offset the Company’s related party payables with the borrowings from Guardforce Holdings (HK) Limited (the “Netting Arrangement”). On May 25, 2023, the principal amount of this loan of $1,068,154 was settled under the Netting Arrangement.

On September 9, 2020, the Company borrowed $413,500 from Guardforce Holdings (HK) Limited. The loan is unsecured and it bears interest at 2%. The loan is due on September 8, 2023. For the years ended December 31, 2024, 2023 and 2022, interest expense on this loan was $2,757, $4,135 and $8,270, respectively. On May 25, 2023, the principal amount of this loan of $413,500 was settled under the Netting Arrangement.

(b)

On September 1, 2018, the Company entered into an agreement with Mr. Tu whereby Mr. Tu loaned $1,437,303 (RMB10 million) to the Company. The loan is unsecured with an interest rate at 1.5%. Pursuant to a settlement agreement with Mr. Tu dated March 22, 2024, the Company had fully paid off this balance in cash on May 3, 2024

Related party transactions:

		For the years ended December 31,
	Nature	2024	2023	2022
Service/ Products received from related parties:
Guardforce Security (Thailand) Company Limited	(a)	$446,098	$918,536	$792,499
Guardforce Aviation Security Company Limited	(b)	957	1,643	4,052
Shenzhen Intelligent Guardforce Robot Technology Co., Limited – Purchases	(c)	-	6,178	5,964,199
Shenzhen Kewei Robot Technology Co., Limited – Purchases	(d)	-	93,633	1,196,450
Shenzhen Kewei Robot Technology Co., Limited – ICP	(e)	-	-	3,000,000
InnoAI Technology (Shenzhen) Co., Ltd.	(f)	-	49,000	-
		$447,055	$1,068,990	$10,957,200

Service/ Products delivered to related parties:
GF Technovation Company Limited	(g)	-	231	146,243
Shenzhen Kewei Robot Technology Co., Limited	(h)	4,668	68,594	-
		$4,668	$68,825	$146,243
Repayment of borrowings:
Tu Jingyi	(i)	1,591,825	-	-
Guardforce Holdings (HK) Limited	(i)	1,712,962	-	-
		$3,304,787	$-	$-

Nature of transactions:

(a)	Guardforce Security (Thailand) Co., Ltd. provided security guard services to the Company.

(b)	Guardforce Aviation Security Co., Ltd. provided escort services to the Company.

(c)	The Company paid $13,219,105 to Shenzhen Intelligent Guardforce Robot Technology Co., Limited for the purchase of robots, in which robots amounting to $4,481,346 had yet to be delivered, and robots amounting to $2,773,560 were returned by the Company.

(d)	The Company paid $1,785,617 to Shenzhen Kewei Robot Technology Co., Limited for the purchase of robots amounting to $1,611,782, in which robots amounting to $415,332 were returned by the Company.

(e)	On February 8, 2022, the Company entered into a Commission Development Agreement with Shenzhen Kewei Robot Technology Co., Limited for the development of a robotics management platform named GFAI Intelligent Cloud Platform V2.0 (“ICP”). The contract amount was $3,000,000 which was paid in 2022 as a one-time lump sum payment upon the execution of the agreement.

(f)	On May 13, 2024, the Company entered into a Share Transfer Agreement to acquire 100% of the equity interests in InnoAI. Pursuant to the InnoAI Agreement, InnoAI became a wholly owned subsidiary of the Company.

(g)	The Company sold robots to GF Technovation Company Limited.

(h)	The Company rented robots to Shenzhen Kewei Robot Technology Co., Limited.

(i)	Pursuant to a settlement agreement with Tu Jingyi (“Mr. Tu”) dated March 22, 2024, the Company had fully paid off these borrowings in cash on May 3, 2024.